Accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2020
Trade And Other Current Payables [Abstract]
Accounts payable and accrued liabilities
7.	Accounts payable and accrued liabilities

	June 30, 2020	December 31, 2019
Trade payables	$8,609	$10,496
Wages and benefits payable	4,906	5,593
Current portion of royalty payment obligations (note 10)	3,308	3,043
Current portion of license acquisition payment obligation	-	1,302
Current portion of other employee benefit liabilities (note 10)	2,495	2,374
	$19,318	$22,808

During the quarter ended June 30, 2020 the Company recorded an out-of-period adjustment of $819 relating to December 31, 2019 which has resulted in a decrease in R&D expenses and trade payables.